Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK SOVEREIGN BOND FUND
Central Index Key	dei_EntityCentralIndexKey	0000045288
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 05, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 06, 2013
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement -- [Text Block]	jhbondfnd_SupplementTextBlock_04

John Hancock Bond Fund (the "fund")
Supplement dated November 6, 2013 to the current Prospectuses

In the "Fund summary — Principal investment strategies" section, the first paragraph is hereby revised and restated as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of its net assets in debt securities rated, at the time of acquisition, below investment-grade (i.e., junk bonds) as low as CC by Standard & Poor's Ratings Services (S&P) and Ca by Moody's Investors Service, Inc. (Moody's), or in unrated securities determined by the fund's investment advisor or subadvisor to be of comparable credit quality. The fund contemplates that at least 75% of the value of its net assets will be in investment-grade debt securities and cash and cash equivalents. There is no limit on the fund's average maturity.

(John Hancock Sovereign Bond Fund (Bond Fund)) | (Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of its net assets in debt securities rated, at the time of acquisition, below investment-grade (i.e., junk bonds) as low as CC by Standard & Poor's Ratings Services (S&P) and Ca by Moody's Investors Service, Inc. (Moody's), or in unrated securities determined by the fund's investment advisor or subadvisor to be of comparable credit quality. The fund contemplates that at least 75% of the value of its net assets will be in investment-grade debt securities and cash and cash equivalents. There is no limit on the fund's average maturity.